Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 10,232	$ 3,926	$ 942
Prepaid expenses	21	43	76
Other current assets	6	3	1
Total assets	10,259	3,972	1,019
Current liabilities:
Accounts payable	296	244	297
Accrued liabilities	94	125	92
Derivative instruments	190	33	82
Total current liabilities	580	402	471
Total liabilities	580	402	471
Commitments and Contingencies
Stockholders' equity:
Common stock,	82,277	74,515	69,401
Additional paid-in capital	42,885	42,134	41,437
Accumulated deficit	(116,726)	(114,322)	(111,533)
Accumulated other comprehensive income	1,243	1,243	1,243
Total stockholders’ equity	9,679	3,570	548
Total liabilities and stockholders’ equity	$ 10,259	$ 3,972	$ 1,019